CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2018
Issuance cost		¥ 80,128
Beijing Sunlands
Repurchased equity interests	¥ 71,303
Cost of acquired stock	¥ 30,000